UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   Stafford Capital Management, LLC

                                 Address: 222 Kearny St. Suite 204

                                         San Francisco, CA 94108

                                 13F File Number: 028-05219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Karin M. Blair

Title: C.O.O.

Phone: 415-362-6120

Signature,                               Place,             and Date of Signing:
/s/ Karin M. Blair                       San Francisco, CA        2/12/03

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             73

Form 13F Information Table Value Total:         130151

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

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Stafford Capital Management

31-Dec-02

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                                                                                                    Market
                                                                                                    Value
Portfolio                                     CUSIP          Quantity      Cost Basis   Unit Cost   X 1000
----------------------------------------------------------------------------------------------------------
Abbott Labs                                 002824100
----------------------------------------------------------------------------------------------------------
TOTAL                                                            1500          7081.5       4.72        60
----------------------------------------------------------------------------------------------------------
Affymetrix                                  00826T108
----------------------------------------------------------------------------------------------------------
TOTAL                                                          103950      2108504.14      20.28      2380
----------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.                  00846U101
----------------------------------------------------------------------------------------------------------
TOTAL                                                             228            1786       7.83         4
----------------------------------------------------------------------------------------------------------
Airgas, Inc.                                009363102
----------------------------------------------------------------------------------------------------------
TOTAL                                                          200000      2636544.39      13.18      3450
----------------------------------------------------------------------------------------------------------
Alloy Online, Inc.                          019855105
----------------------------------------------------------------------------------------------------------
TOTAL                                                          355250      4278586.27      12.04      3890
----------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                    032511107
----------------------------------------------------------------------------------------------------------
TOTAL                                                            7097       176267.26      24.84       340
----------------------------------------------------------------------------------------------------------
Analogic Corporation                        032657207
----------------------------------------------------------------------------------------------------------
TOTAL                                                           65500      2739952.81      41.83      3294
----------------------------------------------------------------------------------------------------------
Arthrocare                                  043136100
----------------------------------------------------------------------------------------------------------
TOTAL                                                          181100      2491164.62      13.76      1784
----------------------------------------------------------------------------------------------------------
Autodesk Inc.                               052769106
----------------------------------------------------------------------------------------------------------
TOTAL                                                          303650      4013601.72      13.22      4342
----------------------------------------------------------------------------------------------------------
Automatic Data Processing                   053015103
----------------------------------------------------------------------------------------------------------
TOTAL                                                            7250          297565      41.04       285
----------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe                12189T104
----------------------------------------------------------------------------------------------------------
TOTAL                                                            7850       232928.55      29.67       204
----------------------------------------------------------------------------------------------------------
CEC Entertainment Inc.                      125137109
----------------------------------------------------------------------------------------------------------
TOTAL                                                           83900      3357153.01      40.01      2576
----------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc.                   171340102
----------------------------------------------------------------------------------------------------------
TOTAL                                                           83450      2542307.16      30.47      2539
----------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                         17275R102
----------------------------------------------------------------------------------------------------------
TOTAL                                                           24600       363262.11      14.77       322
----------------------------------------------------------------------------------------------------------
Concord EFS, Inc.                           206197105
----------------------------------------------------------------------------------------------------------
TOTAL                                                           42400       562446.22      13.27       667
----------------------------------------------------------------------------------------------------------
Copart                                      217204106
----------------------------------------------------------------------------------------------------------
TOTAL                                                          316500      3996985.58      12.63      3747
----------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                  229899109
----------------------------------------------------------------------------------------------------------
TOTAL                                                           73950      2454223.86      33.19      2418
----------------------------------------------------------------------------------------------------------
Cyberonics                                  23251P102
----------------------------------------------------------------------------------------------------------
TOTAL                                                          137400      1642986.72      11.96      2528
----------------------------------------------------------------------------------------------------------
Dell Computer                               247025109
----------------------------------------------------------------------------------------------------------
TOTAL                                                           13800          352565      25.55       369
----------------------------------------------------------------------------------------------------------
Dianon Systems                              252826102
----------------------------------------------------------------------------------------------------------
TOTAL                                                           77400      2954410.42      38.17      3693
----------------------------------------------------------------------------------------------------------
Dreyer's Ice Cream                          261878102
----------------------------------------------------------------------------------------------------------
TOTAL                                                            8700       253267.15      29.11       617
----------------------------------------------------------------------------------------------------------
Enterprise Products Partners                293792107
----------------------------------------------------------------------------------------------------------
TOTAL                                                            6700       132270.05      19.74       130
----------------------------------------------------------------------------------------------------------
Evergreen Resources, Inc.                   299900308
----------------------------------------------------------------------------------------------------------
TOTAL                                                          113400      3877464.18      34.19      5086
----------------------------------------------------------------------------------------------------------
Expeditors International                    302130109
----------------------------------------------------------------------------------------------------------
TOTAL                                                             900         2036.59       2.26        29
----------------------------------------------------------------------------------------------------------
Fairchild Semiconductor                     303726103
----------------------------------------------------------------------------------------------------------
TOTAL                                                          149200      1357352.98        9.1      1598
----------------------------------------------------------------------------------------------------------
General Electric                            369604103
----------------------------------------------------------------------------------------------------------
TOTAL                                                           15089          291183       19.3       367
----------------------------------------------------------------------------------------------------------
Global Payments Inc.                        37940X102
----------------------------------------------------------------------------------------------------------
TOTAL                                                           76050      2364991.84       31.1      2434
----------------------------------------------------------------------------------------------------------
HCC Insurance Holdings Inc.                 404132102
----------------------------------------------------------------------------------------------------------
TOTAL                                                           98500      2435694.91      24.73      2423
----------------------------------------------------------------------------------------------------------
Haliburton                                  406216101
----------------------------------------------------------------------------------------------------------
TOTAL                                                           24400       321913.12      13.19       457
----------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                  431294107
----------------------------------------------------------------------------------------------------------
TOTAL                                                          103350      3913315.77      37.86      4227
----------------------------------------------------------------------------------------------------------
Home Depot                                  437076102
----------------------------------------------------------------------------------------------------------
TOTAL                                                            2850         7282.63       2.56        68
----------------------------------------------------------------------------------------------------------
I-many, Inc.                                44973Q103
----------------------------------------------------------------------------------------------------------
TOTAL                                                          674850      4284371.13       6.35       958
----------------------------------------------------------------------------------------------------------
Incyte Genomics Inc.                        45337C102
----------------------------------------------------------------------------------------------------------
TOTAL                                                          395600      4508440.56       11.4      1804
----------------------------------------------------------------------------------------------------------
Intel                                       458140100
----------------------------------------------------------------------------------------------------------
TOTAL                                                            9700       135757.14         14       151
----------------------------------------------------------------------------------------------------------
Jack in the Box                             466367109
----------------------------------------------------------------------------------------------------------
TOTAL                                                          227650      5167455.66       22.7      3936
----------------------------------------------------------------------------------------------------------
Johnson & Johnson                           478160104
----------------------------------------------------------------------------------------------------------
TOTAL                                                             800         8723.79       10.9        43
----------------------------------------------------------------------------------------------------------
Kroll, Inc.                                 501049100
----------------------------------------------------------------------------------------------------------
TOTAL                                                          142200      2746038.16      19.31      2713
----------------------------------------------------------------------------------------------------------
Macrovision Corp.                           555904101
----------------------------------------------------------------------------------------------------------
TOTAL                                                           13550       173360.61      12.79       217
----------------------------------------------------------------------------------------------------------
Merck & Co. Inc                             589331107
----------------------------------------------------------------------------------------------------------
TOTAL                                                            7200       325402.18      45.19       408
----------------------------------------------------------------------------------------------------------
Mercury Computer Systems, Inc.              589378108
----------------------------------------------------------------------------------------------------------
TOTAL                                                          131500       4168093.4       31.7      4013
----------------------------------------------------------------------------------------------------------
Mercury General Corp.                       589400100
----------------------------------------------------------------------------------------------------------
TOTAL                                                           23450       908832.62      38.76       881
----------------------------------------------------------------------------------------------------------
Microsoft                                   594918104
----------------------------------------------------------------------------------------------------------
TOTAL                                                           14400       647326.63      44.95       744
----------------------------------------------------------------------------------------------------------
Movie Gallery Inc.                          624581104
----------------------------------------------------------------------------------------------------------
TOTAL                                                          159900      2364329.77      14.79      2079
----------------------------------------------------------------------------------------------------------
NDCHealth Corporation                       639480102
----------------------------------------------------------------------------------------------------------
TOTAL                                                          211650      5482166.69       25.9      4212
----------------------------------------------------------------------------------------------------------
Nabors Industries                           G6359F103
----------------------------------------------------------------------------------------------------------
TOTAL                                                            1800        13384.85       7.44        63
----------------------------------------------------------------------------------------------------------
New Focus Inc.                              644383101
----------------------------------------------------------------------------------------------------------
TOTAL                                                          697400      2933757.11       4.21      2678
----------------------------------------------------------------------------------------------------------
Odyssey RE Holdings Corporation             67612W108
----------------------------------------------------------------------------------------------------------
TOTAL                                                          204200      3044020.49      14.91      3614
----------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.    717124101
----------------------------------------------------------------------------------------------------------
TOTAL                                                          113450      2774800.93      24.46      3321
----------------------------------------------------------------------------------------------------------
Pimco Corporate Income Fund                 72200U100
----------------------------------------------------------------------------------------------------------
TOTAL                                                            3300           48873      14.81        45
----------------------------------------------------------------------------------------------------------
Plum Creek Timber Company, Inc.             729251108
----------------------------------------------------------------------------------------------------------
TOTAL                                                           30050       682966.63      22.73       709
----------------------------------------------------------------------------------------------------------
Polycom, Inc.                               73172K104
----------------------------------------------------------------------------------------------------------
TOTAL                                                          262650       3665921.6      13.96      2500
----------------------------------------------------------------------------------------------------------
Polymedica Corp.                            731738100
----------------------------------------------------------------------------------------------------------
TOTAL                                                           10700       218299.19       20.4       330
----------------------------------------------------------------------------------------------------------
Praecis Pharmaceuticals                     739421105
----------------------------------------------------------------------------------------------------------
TOTAL                                                          216650       825677.89       3.81       704
----------------------------------------------------------------------------------------------------------
ProBusiness                                 742674104
----------------------------------------------------------------------------------------------------------
TOTAL                                                          315200      7267500.17      23.06      3152
----------------------------------------------------------------------------------------------------------
Protective Life Corp                        743674103
----------------------------------------------------------------------------------------------------------
TOTAL                                                          155600      3921319.48       25.2      4282
----------------------------------------------------------------------------------------------------------
Quinton Cardiology Systems I                748773108
----------------------------------------------------------------------------------------------------------
TOTAL                                                           31600       233889.32        7.4       250
----------------------------------------------------------------------------------------------------------
Radvision Ltd. - Foreign                    M81869105
----------------------------------------------------------------------------------------------------------
TOTAL                                                          525950      8541356.07      16.24      3150
----------------------------------------------------------------------------------------------------------
Regis Corp.                                 758932107
----------------------------------------------------------------------------------------------------------
TOTAL                                                          136950      3490522.17      25.49      3559
----------------------------------------------------------------------------------------------------------
Roadway Corp.                               769742107
----------------------------------------------------------------------------------------------------------
TOTAL                                                           68900      1876551.95      27.24      2536
----------------------------------------------------------------------------------------------------------
Ross Stores Inc.                            778296103
----------------------------------------------------------------------------------------------------------
TOTAL                                                           28200       603318.72      21.39      1195
----------------------------------------------------------------------------------------------------------
Schlumberger, Ltd.                          806857108
----------------------------------------------------------------------------------------------------------
TOTAL                                                             200           10431      52.15         8
----------------------------------------------------------------------------------------------------------
School Specialty, Inc.                      807863105
----------------------------------------------------------------------------------------------------------
TOTAL                                                          122550      2527227.35      20.62      2449
----------------------------------------------------------------------------------------------------------
SonoSite, Inc.                              83568G104
----------------------------------------------------------------------------------------------------------
TOTAL                                                          161700      2822445.08      17.45      2113
----------------------------------------------------------------------------------------------------------
Spectralink Corp.                           847580107
----------------------------------------------------------------------------------------------------------
TOTAL                                                          338600      4112769.13      12.15      2428
----------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration                 792228108
----------------------------------------------------------------------------------------------------------
TOTAL                                                          102150      2614744.13       25.6      2554
----------------------------------------------------------------------------------------------------------
Stride Rite Corp.                           863314100
----------------------------------------------------------------------------------------------------------
TOTAL                                                           64300       516139.39       8.03       461
----------------------------------------------------------------------------------------------------------
Talbots Inc.                                874161102
----------------------------------------------------------------------------------------------------------
TOTAL                                                           88375      2238028.14      25.32      2433
----------------------------------------------------------------------------------------------------------
Target Corp.                                87612E106
----------------------------------------------------------------------------------------------------------
TOTAL                                                            9750          351705      36.07       293
----------------------------------------------------------------------------------------------------------
Travelers Ppty Cas. Corp. - A               89420G109
----------------------------------------------------------------------------------------------------------
TOTAL                                                           26517       328425.16      12.39       388
----------------------------------------------------------------------------------------------------------
Utilities Holders Trust                     918019100
----------------------------------------------------------------------------------------------------------
TOTAL                                                           13600          870275      63.99       872
----------------------------------------------------------------------------------------------------------
Varian Semiconductor Equiptment             922207105
----------------------------------------------------------------------------------------------------------
TOTAL                                                           54850      1389858.38      25.34      1303
----------------------------------------------------------------------------------------------------------
Visx, Inc.                                  92844S105
----------------------------------------------------------------------------------------------------------
TOTAL                                                          236950      2383060.01      10.06      2270
----------------------------------------------------------------------------------------------------------
Yellow Corp.                                985509108
----------------------------------------------------------------------------------------------------------
TOTAL                                                           79550      2361623.73      29.69      2004
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TOTAL                                                                                               130151
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